Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies and Commitments [Abstract]
Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets
(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2021 and 2022 are as follows:

	2021			2022
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	683	￦	689,415	653	￦	981,878
As the plaintiff	284		784,453	238		599,809

Summary of Credit Lines Provided By Financial Institutions
(3)	Lines of credit provided by financial institutions as of December 31, 2022 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,910,500	53,416
Limit amount available for CP	Hana Bank and others	KRW	3,250,000	3,250,000
General Loan, etc.	Hana Bank and others	KRW	3,000,000	3,000,000
Limit amount available for card	Hana Bank and others Banco de Oro	KRW PHP	47,424 5,000	2,615 3,000
Loan limit	Korea Development Bank and others DBS Bank Ltd and others	KRW USD	2,023,728 1,385,000	1,369,694 143,841
Certification of payment on payables from foreign country	Nonghyup Bank	USD	12,028	8,040
Certification of payment on L/C	Credit Agricole and others	USD	1,317,245	402,677
	Kookmin Bank and others	EUR	48,122	31,472
	Shinhan Bank	JPY	481,785	—
Certification of Performance guarantee on contract s	Hana Bank and others	KRW	127,606	106,020
	First Abu Dhabi Bank and others	USD	1,092,590	788,404
	Korea Development Bank and others	JPY	620,000	620,000
	Hana Bank and others	EUR	3,965	3,965
	Shinhan Bank	INR	44,872	—
	Hana Bank	SAR	1,509	1,509
Certification of bidding	Hana Bank	USD	5,200	—
	Export-Import Bank of Korea	EUR	10,000	10,000
Advance payment bond, Warranty bond, Retention bond and others	Export-Import Bank of Korea	KRW	106,776	75,900
	Hana Bank and others	USD	306,251	282,224
	Hana Bank and others	MXN	21,597	20,027
Others	Nonghyup Bank and others	KRW	1,216,250	300,936
	Export-Import Bank of Korea and others	USD	733,318	510,094
	Standard Chartered	AED	50	50
	Shinhan Bank	SAR	3,000	3,000
Inclusive credit	Hana Bank	KRW	8,000	667
	Kookmin Bank	USD	135,000	45,909
	Hana Bank	INR	—	323,837
Equity Bridge Loan Guarantee	Mizuho Bank and others	USD	1,685,955	1,141,788
Trade finance	Export-Import Bank of Korea and others	USD	970,000	—

Summary of Blank Check And Assets Provided As Collaterals Or Pledges To Financial Institutions By The Company Explanatory
(4)	As of December 31, 2022, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Obligor	Creditor	Assets provided as security	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*2)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents and others	KRW	327,080	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Property, plant and equipment and others	KRW	110,500	Collateral for borrowings(*2)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents and others	KRW	744,120	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Shinhan Bank and others	Property, plant and equipment and others	KRW	68,400	Collateral for borrowings(*2)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and others	Property, plant and equipment and others	KRW	293,400	Collateral for borrowings(*2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	136,623	Collateral for borrowings(*1)
KST Electric Power Company, S.A.P.I. de C.V.	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities(*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	276,960	Collateral for borrowings(*2)
K-Solar Shinan Co., Ltd. (formerly, TS Energy No. 25 Co., Ltd.)	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	329,736	Collateral for borrowings(*2)
Jeongam Wind Power Co., Ltd.	KDB Capital Corporation and others	Cash and cash equivalents and others	KRW	235,809	Collateral for borrowings(*2)

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2022, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.